UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Credit Strategies Income Fund (JQC)
April 30, 2014

Principal
Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS- 135.5% (91.8% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS - 100.9% (68.4% of Total Investments) (4)
	Aerospace & Defense - 0.1% (0.1% of Total Investments)
$ 1,469	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$ 1,465,371
	Airlines - 3.7% (2.5% of Total Investments)
7,444	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	7,436,775
16,788	Delta Air Lines, Inc., Term Loan B1	3.500%	10/18/18	Ba1	16,745,531
27,322	Delta Air Lines, Inc., Term Loan B	3.500%	4/20/17	BB+	27,270,977
51,554	Total Airlines				51,453,283
	Auto Components - 0.9% (0.6% of Total Investments)
12,841	Schaeffler AG, Term Loan C	4.250%	1/27/17	Ba2	12,889,102
105	Tomkins, LLC / Tomkins, Inc., Term Loan B2	3.750%	9/29/16	BB	104,956
12,946	Total Auto Components				12,994,058
	Automobiles - 1.8% (1.2% of Total Investments)
25,698	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	25,697,705
	Capital Markets - 0.7% (0.4% of Total Investments)
9,112	RPI Finance Trust, Term Loan B3	3.250%	11/09/18	Baa2	9,131,364
	Chemicals - 3.3% (2.3% of Total Investments)
13,594	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	13,488,467
25,229	Univar, Inc., Term Loan	5.000%	6/30/17	B+	25,219,920
7,928	US Coatings Acquisition, Term Loan B	4.000%	2/01/20	B+	7,917,106
46,751	Total Chemicals				46,625,493
	Commercial Services & Supplies - 3.3% (2.3% of Total Investments)
9,875	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	9,814,308
890	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B-	878,331
36,000	Millennium Laboratories, Inc., Tranche B, Term Loan, DD1	5.250%	4/16/21	B+	35,853,516
46,765	Total Commercial Services & Supplies				46,546,155
	Communications Equipment - 1.1% (0.7% of Total Investments)
15,009	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB-	14,983,465
	Computers & Peripherals - 1.8% (1.2% of Total Investments)
25,870	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	25,808,921
	Consumer Finance - 0.3% (0.2% of Total Investments)
3,500	First Data Corporation, Extended Term Loan	4.152%	3/23/18	B+	3,500,728
	Containers & Packaging - 1.6% (1.1% of Total Investments)
22,543	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	22,586,919
	Diversified Consumer Services - 4.4% (3.0% of Total Investments)
10,348	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	10,506,727
9,665	Ceridian Corporation, New Replacement Term Loan	4.402%	8/14/15	B1	9,683,356
30,526	Hilton Hotels Corporation, Term Loan B2	3.500%	10/26/20	BB	30,464,836
11,651	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B1	11,516,027
62,190	Total Diversified Consumer Services				62,170,946
	Diversified Financial Services - 0.3% (0.2% of Total Investments)
3,960	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B+	3,982,893
	Diversified Telecommunication Services - 4.8% (3.2% of Total Investments)
20,440	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	20,461,290
20,790	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	20,858,212
9,614	Ziggo N.V., Term Loan B1, WI/DD	TBD	TBD	BB-	9,460,233
6,196	Ziggo N.V., Term Loan B2, WI/DD	TBD	TBD	BB-	6,096,353
10,190	Ziggo N.V., Term Loan B3, Delayed Draw, WI/DD	TBD	TBD	BB-	10,026,323
67,230	Total Diversified Telecommunication Services				66,902,411
	Energy Equipment & Services - 1.9% (1.3% of Total Investments)
9,925	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	10,067,672
4,546	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	4,535,628
11,880	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B-	11,904,746
26,351	Total Energy Equipment & Services				26,508,046
	Food & Staples Retailing - 2.6% (1.7% of Total Investments)
8,108	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	8,138,809
5,290	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	5,316,866
12,968	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	12,971,105
7,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	7,668,082
1,964	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	1,961,206
35,830	Total Food & Staples Retailing				36,056,068
	Food Products - 4.1% (2.8% of Total Investments)
33,050	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	33,134,958
1,372	NPC International, Inc., Term Loan B	4.000%	12/28/18	Ba3	1,373,715
22,788	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	22,847,720
57,210	Total Food Products				57,356,393
	Health Care Equipment & Supplies - 4.5% (3.1% of Total Investments)
10,789	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	10,804,388
7,469	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	7,498,273
11,672	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	11,934,330
32,589	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	32,806,420
62,519	Total Health Care Equipment & Supplies				63,043,411
	Health Care Providers & Services - 5.9% (4.0% of Total Investments)
36,799	Community Health Systems, Inc., Term Loan D, DD1	4.250%	1/27/21	BB	36,959,735
443	Community Health Systems, Inc., Term Loan E	3.469%	1/25/17	BB	443,878
13,825	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	13,880,452
24,254	Golden Living, Term Loan	5.000%	5/04/18	B	23,951,271
369	HCA, Inc., Tranche B5, Term Loan	2.900%	3/31/17	BB	369,321
7,611	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	7,634,632
83,301	Total Health Care Providers & Services				83,239,289
	Hotels, Restaurants & Leisure - 2.9% (2.0% of Total Investments)
1,887	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	1,888,147
9,623	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB-	9,644,115
3,441	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	3,425,233
8,978	Scientific Games Corporation, Term Loan B	4.250%	10/18/20	Ba2	8,961,789
17,259	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	17,264,114
41,188	Total Hotels, Restaurants & Leisure				41,183,398
	Household Durables - 0.9% (0.6% of Total Investments)
13,090	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	13,122,314
	Insurance - 1.3% (0.9% of Total Investments)
10,945	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	10,940,895
7,900	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	7,880,549
18,845	Total Insurance				18,821,444
	Internet Software & Services - 1.9% (1.3% of Total Investments)
26,663	Sabre Inc., Term Loan	4.250%	2/18/19	B1	26,656,954
	IT Services - 0.4% (0.3% of Total Investments)
5,821	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	5,816,059
	Leisure Equipment & Products - 0.8% (0.5% of Total Investments)
2,932	24 Hour Fitness Worldwide, Inc., Term Loan B	5.000%	4/22/16	Ba3	2,947,673
7,543	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	7,524,784
10,475	Total Leisure Equipment & Products				10,472,457
	Machinery - 0.4% (0.3% of Total Investments)
5,970	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	5,959,427
	Media - 10.1% (6.8% of Total Investments)
8,268	Acquisitions Cogeco Cable II L.P., Term Loan B	3.250%	11/30/19	BB	8,199,227
566	Charter Communications Operating Holdings LLC, Term Loan F	3.000%	1/03/21	Baa3	557,418
1,505	Clear Channel Communications, Inc., Tranche B, Term Loan	3.800%	1/29/16	CCC+	1,493,752
3,535	Clear Channel Communications, Inc., Tranche D, Term Loan	6.900%	1/30/19	CCC+	3,511,517
1,358	Clear Channel Communications, Inc.,Term Loan E	7.650%	7/30/19	CCC+	1,361,841
35,894	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	35,894,456
32,860	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB-	32,797,915
12,250	Interactive Data Corporation, Term Loan B, WI/DD	TBD	TBD	B+	12,259,567
5,970	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	5,979,952
34,770	Tribune Company, Term Loan B	4.000%	12/27/20	BB-	34,692,123
4,335	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	4,318,790
141,311	Total Media				141,066,558
	Multiline Retail - 1.2% (0.8% of Total Investments)
16,650	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	16,798,285
	Oil, Gas, & Consumable Fuels - 1.8% (1.2% of Total Investments)
4,463	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	4,537,060
4,834	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	4,821,393
11,935	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	12,340,549
2,917	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	2,923,048
24,149	Total Oil, Gas, & Consumable Fuels				24,622,050
	Pharmaceuticals - 7.0% (4.8% of Total Investments)
34,710	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	34,701,315
17,810	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	17,801,458
16,294	Salix Pharmaceuticals, LTD., Term Loan	4.250%	1/02/20	Ba1	16,388,791
17,915	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	17,931,625
9,850	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan C2	3.750%	12/11/19	BBB-	9,842,967
1,478	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	1,476,577
98,057	Total Pharmaceuticals				98,142,733
	Real Estate Investment Trust - 4.3% (2.9% of Total Investments)
29,408	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	BB-	30,952,007
7,266	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	7,300,082
17,355	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	17,333,559
4,373	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	4,346,541
58,402	Total Real Estate Investment Trust				59,932,189
	Real Estate Management & Development - 1.6% (1.1% of Total Investments)
22,062	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	22,094,642
	Semiconductors & Equipment - 4.1% (2.8% of Total Investments)
31,000	Avago Technologies, Term Loan B, WI/DD	TBD	TBD	BBB-	31,108,996
25,778	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	25,777,894
56,778	Total Semiconductors & Equipment				56,886,890
	Software - 12.6% (8.5% of Total Investments)
3,814	Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	3,813,750
5,841	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	5,874,404
39,900	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	39,887,551
29,813	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	29,835,848
17,093	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	17,080,000
20,384	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	20,272,694
790	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	792,704
6,365	IPC Systems, Inc., Term Loan, Second Lien	5.402%	6/01/15	CCC	6,269,806
1,478	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,483,041
18,169	Kronos Incorporated, Initial Term Loan, Second Lien	9.750%	4/30/20	CCC	18,827,971
15,000	Misys PLC, Term Loan, Second Lien	12.000%	6/12/19	CCC+	17,231,250
4,794	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	4,804,487
10,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/27/17	CCC+	10,178,130
173,441	Total Software				176,351,636
	Specialty Retail - 1.0% (0.7% of Total Investments)
7,971	Burlington Coat Factory Warehouse Corporation, Term Loan B2	4.250%	2/23/17	BB-	8,006,146
846	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	845,173
1,741	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,732,735
2,892	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	BB-	2,892,758
13,450	Total Specialty Retail				13,476,812
	Trading Companies & Distributors - 1.5% (1.0% of Total Investments)
20,632	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	20,634,646
$ 1,406,792	Total Variable Rate Senior Loan Interests (cost $1,399,218,869)				1,412,091,413

Shares	Description (1)				Value
	COMMON STOCKS - 9.5% (6.4% of Total Investments)
	Aerospace & Defense - 0.2% (0.2% of Total Investments)
6,408	BE Aerospace Inc., (5)				$ 562,430
6,267	Boeing Company				808,568
24,649	GenCorp Inc., (5)				432,836
6,602	Honeywell International Inc.				613,326
8,528	United Technologies Corporation				1,009,118
	Total Aerospace & Defense				3,426,278
	Air Freight & Logistics - 0.0% (0.0% of Total Investments)
5,838	United Parcel Service, Inc., Class B				575,043
	Auto Components - 0.0% (0.0% of Total Investments)
9,889	Delphi Automotive PLC				660,981
	Automobiles - 0.0% (0.0% of Total Investments)
9,112	Winnebago Industries Inc., (5)				217,777
	Banks - 0.1% (0.1% of Total Investments)
6,696	Banner Corporation				264,760
20,720	BBCN Bancorp Inc.				319,295
15,700	Pacwest Bancorp.				618,109
11,540	Trico Bancshares				279,845
17,307	United Community Banks, Inc., (5)				279,508
6,369	Wintrust Financial Corporation				285,459
	Total Banks				2,046,976
	Beverages - 0.2% (0.1% of Total Investments)
8,806	Coca Cola Enterprises Inc.				400,145
13,460	Coca-Cola Company				549,033
5,066	Constellation Brands, Inc., Class A, (5)				404,469
7,536	Crimson Wine Group Limited				66,995
13,958	PepsiCo, Inc.				1,198,853
	Total Beverages				2,619,495
	Biotechnology - 0.3% (0.2% of Total Investments)
2,137	Alexion Pharmaceuticals Inc., (5)				338,073
8,175	Amgen Inc.				913,556
2,795	Biogen Idec Inc., (5)				802,500
3,607	Celgene Corporation, (5)				530,265
16,312	Emergent BioSolutions, Inc., (5)				429,984
13,192	Gilead Sciences, Inc., (5)				1,035,440
4,085	ISIS Pharmaceuticals, Inc., (5)				108,702
25,240	Progenics Pharmaceuticals, Inc., (5)				89,097
2,519	Vertex Pharmaceuticals Inc., (5)				170,536
	Total Biotechnology				4,418,153
	Building Products - 0.0% (0.0% of Total Investments)
6,432	Allegion PLC				317,419
3,746	Trex Company Inc., (5)				294,136
	Total Building Products				611,555
	Capital Markets - 0.2% (0.1% of Total Investments)
3,776	Affiliated Managers Group Inc., (5)				748,403
24,830	American Capital Limited				372,202
3,780	Ameriprise Financial, Inc.				421,961
14,814	Charles Schwab Corporation				393,312
14,755	Manning & Napier Inc.				245,228
5,270	RCS Capital Corporation				181,288
1,924	Virtus Investment Partners Inc., (5)				355,921
	Total Capital Markets				2,718,315
	Chemicals - 0.3% (0.2% of Total Investments)
11,649	LyondellBasell Industries NV				1,077,533
11,388	Methanex Corporation				706,056
5,161	Minerals Technologies Inc.				307,028
2,546	Monsanto Company				281,842
3,165	PPG Industries, Inc.				612,807
13,316	Westlake Chemical Corporation				948,099
	Total Chemicals				3,933,365
	Commercial Services & Supplies - 0.1% (0.1% of Total Investments)
24,946	CECO Environmental Corporation				396,392
6,616	Clean Harbors, Inc., (5)				396,960
8,146	G&K Services, Inc.				431,249
	Total Commercial Services & Supplies				1,224,601
	Communications Equipment - 0.2% (0.1% of Total Investments)
19,497	CommScope Holding Company Inc.				520,180
4,043	F5 Networks, Inc., (5)				425,202
16,984	Finisar Corporation, (5)				444,132
11,641	QUALCOMM, Inc.				916,263
	Total Communications Equipment				2,305,777
	Computers & Peripherals - 0.3% (0.2% of Total Investments)
6,133	Apple, Inc.				3,619,022
	Consumer Finance - 0.1% (0.0% of Total Investments)
12,574	Discover Financial Services				702,887
	Containers & Packaging - 0.1% (0.0% of Total Investments)
11,401	Myers Industries, Inc.				213,199
10,916	Owens-Illinois, Inc., (5)				346,910
3,852	Packaging Corp. of America				256,659
	Total Containers & Packaging				816,768
	Diversified Consumer Services - 1.1% (0.7% of Total Investments)
4,352	Ascent Media Corporation, (5)				299,287
401,635	Cengage Learning Holdings II LP, (5)				14,609,472
	Total Diversified Consumer Services				14,908,759
	Diversified Financial Services - 0.1% (0.1% of Total Investments)
3,024	IntercontinentalExchange Group Inc.				618,227
7,347	Moody’s Corporation				576,740
	Total Diversified Financial Services				1,194,967
	Diversified Telecommunication Services - 0.1% (0.1% of Total Investments)
23,753	Verizon Communications Inc.				1,109,978
	Electric Utilities - 0.1% (0.1% of Total Investments)
8,397	El Paso Electric Company				317,575
26,648	Portland General Electric Company				891,909
	Total Electric Utilities				1,209,484
	Electrical Equipment - 0.1% (0.1% of Total Investments)
9,737	Ametek Inc.				513,335
9,649	Generac Holdings Inc., (5)				568,133
5,396	Rockwell Automation, Inc.				643,095
13,933	Thermon Group Holdings Inc., (5)				331,884
	Total Electrical Equipment				2,056,447
	Electronic Equipment & Instruments - 0.1% (0.1% of Total Investments)
1,800	Anixter International Inc., (5)				176,364
14,546	Newport Corporation, (5)				271,719
6,139	SYNNEX Corporation, (5)				413,646
10,229	Vishay Precision Group Inc., (5)				166,017
	Total Electronic Equipment & Instruments				1,027,746
	Energy Equipment & Services - 0.2% (0.1% of Total Investments)
7,477	ERA Group Incorporated, (5)				213,468
9,480	Halliburton Company				597,904
3,980	Oceaneering International Inc.				291,654
9,220	Pioneer Energy Services Corporation, (5)				138,023
13,076	RPC Inc.				290,679
12,424	Schlumberger Limited				1,261,657
	Total Energy Equipment & Services				2,793,385
	Food & Staples Retailing - 0.2% (0.1% of Total Investments)
9,392	Costco Wholesale Corporation				1,086,467
11,224	Fresh Market Inc.				416,410
5,660	Walgreen Co.				384,314
4,030	Wal-Mart Stores, Inc.				321,231
	Total Food & Staples Retailing				2,208,422
	Food Products - 0.2% (0.1% of Total Investments)
15,618	Dean Foods Company				247,389
9,740	General Mills, Inc.				516,415
4,213	Hershey Foods Corporation				405,459
8,978	Kraft Foods Inc.				510,489
3,876	Mead Johnson Nutrition Company, Class A Shares				342,096
5,280	Post Holdings Inc., (5)				275,933
13,395	WhiteWave Foods Company, (5)				370,908
	Total Food Products				2,668,689
	Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
10,318	Baxter International, Inc.				751,047
2,880	Becton, Dickinson and Company				325,526
14,070	Derma Sciences Inc., (5)				145,484
9,822	DexCom, Inc., (5)				318,626
6,541	Insulet Corporation, (5)				246,138
13,990	Merit Medical Systems, Inc., (5)				180,051
15,551	Veracyte Inc., (5)				199,208
	Total Health Care Equipment & Supplies				2,166,080
	Health Care Providers & Services - 0.3% (0.2% of Total Investments)
22,062	Bioscrip, Inc., (5)				152,669
11,964	Capital Senior Living Corporation, (5)				295,870
6,151	Express Scripts, Holding Company, (5)				409,534
9,446	HCA Holdings Inc., (5)				491,192
6,402	McKesson HBOC Inc.				1,083,154
5,927	Owens and Minor Inc.				198,792
30,575	Select Medical Corporation				426,827
12,153	Surgical Care Affiliates Inc., (5)				357,055
7,792	Team Health Holdings Inc., (5)				377,756
28,527	Universal American Corporation, (5)				204,539
5,163	Wellcare Health Plans Inc., (5)				348,348
	Total Health Care Providers & Services				4,345,736
	Health Care Technology - 0.0% (0.0% of Total Investments)
9,780	MedAssets Inc., (5)				223,277
	Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
11,570	ClubCorp Holdings Inc.				217,979
8,100	Dunkin Brands Group Inc.				368,631
10,247	Marriott International, Inc., Class A				593,609
5,485	Marriott Vacations World, (5)				298,823
18,133	Penn National Gaming, Inc.				202,364
6,261	Starbucks Corporation				442,152
6,847	Wyndham Worldwide Corporation				488,465
	Total Hotels, Restaurants & Leisure				2,612,023
	Household Durables - 0.1% (0.0% of Total Investments)
11,656	Brookfield Residential Properties Inc.				228,574
4,682	Whirlpool Corporation				718,125
	Total Household Durables				946,699
	Household Products - 0.1% (0.1% of Total Investments)
14,319	Colgate-Palmolive Company				963,669
3,928	Kimberly-Clark Corporation				440,918
	Total Household Products				1,404,587
	Industrial Conglomerates - 0.0% (0.0% of Total Investments)
6,273	Carlisle Companies Inc.				515,954
	Insurance - 0.2% (0.2% of Total Investments)
24,897	American Equity Investment Life Holding Company				580,598
7,982	Argo Group International Holdings Inc.				354,560
20,666	Fidelity & Guaranty Life				443,079
10,181	Hanover Insurance Group Inc.				595,079
23,394	Hilltop Holdings Inc., (5)				522,622
11,450	Primerica Inc.				525,441
	Total Insurance				3,021,379
	Internet & Catalog Retail - 0.2% (0.1% of Total Investments)
4,084	Amazon.com, Inc., (5)				1,242,067
966	priceline.com Incorporated, (5)				1,118,387
	Total Internet & Catalog Retail				2,360,454
	Internet Software & Services - 0.3% (0.2% of Total Investments)
2,239	Equinix Inc., (5)				420,507
18,402	Facebook Inc., Class A Shares, (5)				1,100,072
5,692	Google Inc., Class A, (5)				3,044,537
1,707	LinkedIn Corporation, Class A Shares				261,973
	Total Internet Software & Services				4,827,089
	IT Services - 0.4% (0.3% of Total Investments)
10,445	Cardtronics Inc., (5)				349,699
8,963	Cognizant Technology Solutions Corporation, Class A, (5)				429,373
9,569	CSG Systems International Inc.				252,239
18,761	Evertec Inc.				441,634
3,092	FleetCor Technologies Inc.				352,890
5,046	International Business Machines Corporation (IBM)				991,388
15,593	MasterCard, Inc.				1,146,865
8,897	VeriFone Holdings Inc., (5)				297,516
3,982	Visa Inc.				806,793
4,329	WEX Inc., (5)				415,454
	Total IT Services				5,483,851
	Leisure Equipment & Products - 0.0% (0.0% of Total Investments)
4,051	Brunswick Corporation				162,810
	Machinery - 0.3% (0.2% of Total Investments)
11,523	Actuant Corporation				390,169
14,581	Barnes Group Inc.				561,660
1,656	Cummins Inc.				249,808
11,236	Donaldson Company, Inc.				472,923
4,439	IDEX Corporation				331,016
9,359	John Bean Technologies Corporation				271,317
6,903	Lincoln Electric Holdings Inc.				461,189
28,483	Meritor Inc., (5)				338,093
36,010	Mueller Water Products Inc.				328,411
9,573	Sun Hydraulics Corporation				391,344
7,375	Wabtec Corporation				549,806
	Total Machinery				4,345,736
	Marine - 0.0% (0.0% of Total Investments)
1,610	Kirby Corporation, (5)				161,998
	Media - 0.6% (0.4% of Total Investments)
5,600	CBS Outdoor Americas Inc.				164,080
12,648	Cinemark Holdings Inc.				374,634
24,751	Comcast Corporation, Class A				1,281,112
60,049	Cumulus Media, Inc., (5)				384,914
4,030	DirecTV, (5)				312,728
8,714	Lions Gate Entertainment Corporation, Equity				231,182
6,273	Scripps Networks Interactive, Class A Shares				470,914
15,203	Starz, Class A				490,601
4,060	Time Warner Cable, Class A				574,328
22,352	Tribune Company, (5)				1,737,868
17,987	Tribune Company, (5), (6)				-
10,437	Viacom Inc., Class B				886,936
11,039	Walt Disney Company				875,834
	Total Media				7,785,131
	Metals & Mining - 0.0% (0.0% of Total Investments)
17,950	SunCoke Energy Inc., (5)				374,617
	Multiline Retail - 0.0% (0.0% of Total Investments)
10,416	Macy’s, Inc.				598,191
	Oil, Gas, & Consumable Fuels - 0.3% (0.2% of Total Investments)
6,810	Carrizo Oil & Gas, Inc., (5)				374,686
25,537	DHT Maritime Inc.				199,444
7,290	Enlink Midstream LLC				257,556
3,804	EOG Resources, Inc.				372,792
4,320	EQT Corporation				470,837
5,733	Oasis Petroleum Inc., (5)				266,642
2,016	Pioneer Natural Resources Company				389,632
8,316	SemGroup Corporation, A Shares				531,226
6,299	SM Energy Company				466,945
5,140	Targa Resources Corporation				555,069
	Total Oil, Gas, & Consumable Fuels				3,884,829
	Paper & Forest Products - 0.0% (0.0% of Total Investments)
4,093	Clearwater Paper Corporation, (5)				251,269
16,417	KapStone Paper and Packaging Corp., (5)				433,080
	Total Paper & Forest Products				684,349
	Pharmaceuticals - 0.3% (0.2% of Total Investments)
13,591	AbbVie Inc.				707,819
5,345	Actavis Inc., (5)				1,092,144
4,449	Allergan, Inc.				737,822
12,008	Bristol-Myers Squibb Company				601,481
1,252	Jazz Pharmaceuticals, Inc., (5)				168,895
2,918	Mallinckrodt PLC, (5)				207,849
	Total Pharmaceuticals				3,516,010
	Real Estate Investment Trust - 0.2% (0.1% of Total Investments)
14,038	Chesapeake Lodging Trust				378,886
34,950	DiamondRock Hospitality Company				428,837
2,950	EastGroup Properties Inc.				186,588
28,175	iStar Financial Inc., (5)				418,681
4,503	PS Business Parks Inc.				386,222
27,030	Resource Capital Corporation				148,665
2,575	Simon Property Group, Inc.				445,990
	Total Real Estate Investment Trust				2,393,869
	Real Estate Management & Development - 0.0% (0.0% of Total Investments)
2,380	Altisource Portfolio Solutions SA				246,830
8,898	CBRE Group Inc., (5)				237,043
	Total Real Estate Management & Development				483,873
	Road & Rail - 0.2% (0.1% of Total Investments)
3,670	Genesee & Wyoming Inc., (5)				363,367
3,791	Kansas City Southern Industries				382,436
7,450	Union Pacific Corporation				1,418,704
	Total Road & Rail				2,164,507
	Semiconductors & Equipment - 0.2% (0.1% of Total Investments)
9,173	Avago Technologies Limited				582,486
18,551	Intel Corporation				495,126
12,040	MA-COM Technology Solutions Holdings Incorporated, (5)				210,820
26,404	Spansion Inc., Class A, (5)				470,783
9,202	Xilinx, Inc.				434,242
	Total Semiconductors & Equipment				2,193,457
	Software - 0.5% (0.4% of Total Investments)
11,155	Allot Communications, Limited				152,154
6,478	Aspen Technology Inc., (5)				278,489
32,884	Cadence Design Systems, Inc., (5)				511,675
15,231	Manhattan Associates Inc., (5)				480,233
10,695	Mentor Graphics Corporation				221,387
72,781	Microsoft Corporation				2,940,350
37,710	Oracle Corporation				1,541,583
18,240	Parametric Technology Corporation, (5)				645,149
11,435	Salesforce.com, Inc., (5)				590,618
11,190	TiVo, Inc., (5)				132,713
	Total Software				7,494,351
	Specialty Retail - 0.2% (0.2% of Total Investments)
10,903	CST Brands Inc.				355,765
18,796	Home Depot, Inc.				1,494,470
7,660	Lithia Motors Inc.				568,985
4,799	O’Reilly Automotive Inc., (5)				714,043
2,740	Restoration Hardware Holdings Incorporated, (5)				170,949
	Total Specialty Retail				3,304,212
	Textiles, Apparel & Luxury Goods - 0.2% (0.2% of Total Investments)
8,366	Kate Spade & Company, (5)				290,886
6,836	Michael Kors Holdings Limited, (5)				623,443
8,137	Movado Group Inc.				319,621
8,617	Nike, Inc., Class B				628,610
3,043	Ralph Lauren Corporation				460,619
9,000	VF Corporation				549,810
11,283	Wolverine World Wide Inc.				317,052
	Total Textiles, Apparel & Luxury Goods				3,190,041
	Thrifts & Mortgage Finance - 0.1% (0.1% of Total Investments)
9,441	First Defiance Financial Corporation				255,096
19,570	NMI Holdings Inc., Class A Shares				222,120
14,914	Oritani Financial Corporation				221,175
16,554	PennyMac Financial Services Inc., (5)				262,712
	Total Thrifts & Mortgage Finance				961,103
	Tobacco - 0.0% (0.0% of Total Investments)
3,564	Philip Morris International				304,473
	Trading Companies & Distributors - 0.1% (0.1% of Total Investments)
11,527	CAI International Inc., (5)				250,712
13,412	H&E Equipment Services, Inc., (5)				517,033
4,352	Watsco Inc.				447,864
	Total Trading Companies & Distributors				1,215,609
	Total Common Stocks (cost $126,555,767)				132,201,165

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS - 1.1% (0.7% of Total Investments)
	Internet Software & Services - 1.1% (0.7% of Total Investments)
$ 15,000	Yahoo! Inc., Convertible Bond, 144A	0.000%	12/01/18	BB+	$ 15,346,875
$ 15,000	Total Convertible Bonds (cost $15,490,182)				15,346,875

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 22.6% (15.3% of Total Investments)
	Chemicals - 0.6% (0.4% of Total Investments)
$ 7,500	Hexion US Finance	6.625%	4/15/20	B1	$ 7,790,625
	Commercial Services & Supplies - 0.3% (0.2% of Total Investments)
3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	4,153,500
	Communications Equipment - 0.3% (0.2% of Total Investments)
5,000	Avaya Inc., 144A	7.000%	4/01/19	B1	4,975,000
	Diversified Consumer Services - 0.7% (0.5% of Total Investments)
1,078	Ceridian Corporation	12.250%	11/15/15	CCC	1,088,780
8,500	Ceridian Corporation	11.250%	11/15/15	CCC	8,606,250
9,578	Total Diversified Consumer Services				9,695,030
	Diversified Telecommunication Services - 1.8% (1.3% of Total Investments)
22,750	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	25,707,500
	Electronic Equipment & Instruments - 0.1% (0.1% of Total Investments)
1,200	Kemet Corporation	10.500%	5/01/18	B-	1,257,000
	Health Care Equipment & Supplies - 3.7% (2.5% of Total Investments)
1,000	Convatec Finance International SA, 144A	8.250%	1/15/19	B-	1,022,500
19,000	Kinetic Concepts	12.500%	11/01/19	CCC+	22,135,000
25,460	Tenet Healthcare Corporation	8.125%	4/01/22	B3	28,260,600
45,460	Total Health Care Equipment & Supplies				51,418,100
	Health Care Providers & Services - 0.9% (0.6% of Total Investments)
450	Capella Healthcare Inc.	9.250%	7/01/17	B	475,875
12,000	Community Health Systems, Inc.	6.875%	2/01/22	B	12,435,000
12,450	Total Health Care Providers & Services				12,910,875
	Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
2,000	MGM Resorts International Inc.	7.750%	3/15/22	B+	2,321,000
	Insurance - 0.8% (0.5% of Total Investments)
10,000	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	10,675,000
	Media - 4.3% (2.9% of Total Investments)
10,609	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	11,298,585
36,054	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	36,955,775
300	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	318,750
10,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	11,450,000
56,963	Total Media				60,023,110
	Oil, Gas, & Consumable Fuels - 0.5% (0.4% of Total Investments)
5,000	Oasis Petroleum Inc., 144A	6.875%	3/15/22	B+	5,425,000
2,000	Oasis Petroleum Inc.	6.875%	1/15/23	B+	2,165,000
7,000	Total Oil, Gas, & Consumable Fuels				7,590,000
	Pharmaceuticals - 1.7% (1.1% of Total Investments)
9,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	9,405,000
12,887	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	13,821,308
21,887	Total Pharmaceuticals				23,226,308
	Software - 1.1% (0.7% of Total Investments)
5,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	5,237,500
2,000	Emdeon Inc.	11.000%	12/31/19	CCC+	2,310,000
3,000	Infor Us Inc.	11.500%	7/15/18	B-	3,465,000
3,375	Infor Us Inc.	9.375%	4/01/19	B-	3,788,438
13,375	Total Software				14,800,938
	Specialty Retail - 1.3% (0.9% of Total Investments)
7,000	99 Cents Only Stores	11.000%	12/15/19	CCC+	7,910,000
9,500	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	9,880,000
1,200	Claires Stores, Inc.	10.500%	6/01/17	CCC	1,164,000
17,700	Total Specialty Retail				18,954,000
	Trading Companies & Distributors - 1.2% (0.8% of Total Investments)
14,650	HD Supply Inc.	11.500%	7/15/20	CCC+	17,396,875
	Wireless Telecommunication Services - 3.1% (2.1% of Total Investments)
2,500	Sprint Corporation, 144A	7.250%	9/15/21	BB-	2,725,000
32,000	Sprint Corporation, 144A	7.875%	9/15/23	BB-	35,280,000
5,000	T-Mobile USA Inc.	6.250%	4/01/21	BB	5,325,000
39,500	Total Wireless Telecommunication Services				43,330,000
$ 290,913	Total Corporate Bonds (cost $291,353,171)				316,224,861

Shares	Description (1)				Value
	EQUITY-LINKED CERTIFICATES - 0.7% (0.5% of Total Investments)
88,000	Barclays Bank PLC, Equity-Linked Note, 144A				$ 9,851,600
	Total Equity-Linked Certificates (cost $10,033,760)				9,851,600

Shares	Description (1)				Value
	STRUCTURED NOTES - 0.7% (0.5% of Total Investments)
132,000	Barclays Bank PLC				$ 9,522,480
	Total Structured Notes (cost $10,024,080)				9,522,480
	Total Long-Term Investments (cost $1,852,675,829)				1,895,238,394

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 12.1% (8.2% of Total Investments)
$ 169,860	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $169,859,898, collateralized by $173,260,000 U.S. Treasury Notes, 0.104%, due 4/30/16, value $173,260,000	0.000%	5/01/14	$ 169,859,898
	Total Short-Term Investments (cost $169,859,898)			169,859,898
	Total Investments (cost $2,022,535,727) - 147.6%			2,065,098,292
	Borrowings - (42.2)% (7), (8)			(591,000,000)
	Other Assets Less Liabilities - (5.4)% (9)			(74,627,514)
	Net Assets Applicable to Common Shares - 100%			$ 1,399,470,778

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (9)
Morgan Stanley	$ 103,075,000	Receive	1-Month USD-LIBOR	2.064%	Monthly	3/21/16	$ (3,269,453)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$ 1,412,091,413	$ —		$ 1,412,091,413
Common Stocks	132,201,165	—	—	*	132,201,165
Convertible Bonds	—	15,346,875	—		15,346,875
Corporate Bonds	—	316,224,861	—		316,224,861
Equity-Linked Certificates	—	9,851,600	—		9,851,600
Structured Notes	—	9,522,480	—		9,522,480
Short-Term Investments:
Repurchase Agreements	—	169,859,898	—		169,859,898
Investments in Derivatives:
Interest Rate Swaps**	—	(3,269,453)	—		(3,269,453)
Total	$ 132,201,165	$ 1,929,627,674	$ —	*	$ 2,061,828,839
*Value equals zero as of the end of the reporting period.
**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in the recognition of an income on real estate investment trust (“REIT”) investments, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $2,023,930,279.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation					$ 46,997,101
Depreciation					(5,829,088)

Net unrealized appreciation (depreciation) of investments					$ 41,168,013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(6)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Borrowings as a percentage of Total Investments is 28.6%.
(8)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014